Benefit Plans, Stock Based Compensation Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 847	$ 447	$ 274
Income tax benefit related to stock-based compensation	296	156	100
Restricted Common Shares [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	170	170	28
Restricted Shares Units [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	230	23
Performance Share Units [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	239	19
Liability Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	469	42
Equity Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	378	405
Directors' Plan [Member] | Restricted Common Shares [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	12	12	2
2010 Directors Stock Option Plan [Member]
Stock Based Compensation Expense [Abstract]
Stock based compensation expense	$ 0	$ 0	$ 13